RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 31, 2008	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2007
Related Party Transaction [Line Items]
Proceeds from related party debt		$ 1,081,448	$ 8,434	$ 61,906	$ 114,600
Notes payable		$ 733,000		$ 733,000	$ 724,636
Granted stock options to purchase
Outstanding stock options to purchase		24,000		32,000	40,000
Iehab Hawatmeh [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 433,379		$ 433,379	$ 433,379
Iehab Hawatmeh [Member] | Employee Agreement [Member]
Related Party Transaction [Line Items]
Granted stock options to purchase				6,000
Outstanding stock options to purchase				24,000
Director [Member]
Related Party Transaction [Line Items]
Borrowing fee percentage		5.00%		5.00%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Short term advances		$ 7,059		$ 7,059
Decrease in deposits with a related-party inventory supplier		$ 1,081,548		$ 223,774	193,222
Inventory percentage		2.00%		2.00%
Inventory purchase from related party		$ 669,044	$ 731,918	$ 1,168,930	837,618
Related Party [Member]
Related Party Transaction [Line Items]
Short-term advances				19,952	21,882
Due to related parties		19,952		21,882
Short-term advances payable - related parties		1,104,000
Promissory Notes [Member]
Related Party Transaction [Line Items]
Borrowing fee percentage	12.00%
Notes payable		72,466		72,466	72,466
Notes Payable	$ 315,000
Proceeds from notes payable	$ 300,000
Related party transaction, rate	5.00%
Promissory Notes [Member] | Family [Member]
Related Party Transaction [Line Items]
Notes Payable	$ 105,000
Promissory Notes [Member] | Shareholder One [Member]
Related Party Transaction [Line Items]
Notes Payable	105,000
Promissory Notes [Member] | Shareholder Two [Member]
Related Party Transaction [Line Items]
Notes Payable	$ 105,000
Promissory Notes [Member] | Family Member of President [Member]
Related Party Transaction [Line Items]
Borrowing fee percentage						10.00%
Proceeds from related party debt						$ 300,000
Notes payable		$ 151,833		$ 151,833	$ 151,833